Derivatives-Interest Rate Swap Agreements (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Interest Rate Swap nine [Member]
Derivative [Line Items]
Notional Amount	$ 85,000
Interest rate range	2.23%-6.00%
Knock-in floor	2.23%
Struck	6.00%
Types of Interest Rate Derivatives Used	ten-year zero cost collar agreement
Period covering	February 2007 to February 2017
Interest Rate Swap sixteen [Member]
Derivative [Line Items]
Termination date	2014-01-14
Interest Rate Swap seventeen [Member]
Derivative [Line Items]
Termination date	2014-03-14
Interest Rate Swap eighteen [Member]
Derivative [Line Items]
Termination date	2014-04-28